Document And Entity Information	Apr. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	NEXPOINT RESIDENTIAL TRUST, INC.
Document, Type	8-K
Document, Period End Date	Apr. 28, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-36663
Entity, Tax Identification Number	47-1881359
Entity, Address, Address Line One	300 Crescent Court
Entity, Address, Address Line Two	Suite 700
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001620393